Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, and the applicable rules and regulations of the Securities and Exchange Commission, or SEC.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Certain amounts from prior periods have been reclassified to conform to the current period presentation, consisting of certain line items within the Consolidated Statements of Cash Flows.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and reported amounts of expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Key estimates included in the financial statements include the valuation of deferred income tax assets, the valuation of financial instruments, stock-based compensation, value and life of acquired intangibles, and the valuation of contingent liabilities for the purchase price of assets obtained through acquisition.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents at one U.S. commercial bank that management believes is of high credit quality. Cash and cash equivalents deposited with these commercial banks exceeded the Federal Deposit Insurance Corporation insurable limit at December 31, 2018 and 2017. The Company expects the maintenance of balances in excess of insurable limits will continue.

Segments

Segments

The Company operates in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting, making operating decisions, and assessing financial performance. All long-lived assets are maintained in the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments, including its money market fund, purchased with an original maturity of three months or less to be cash equivalents. The Company’s cash and cash equivalents are held in institutions in the U.S. and the U.K. and include deposits in a money market fund which was unrestricted as to withdrawal or use. Restricted cash was security of the Company credit card.

Accounts Receivable

Accounts Receivable

Accounts receivable as of December 31, 2017 consist of balances due from customers in the normal course of business and are classified as Assets Held for Sale (See Note 9). The Company did not record an allowance for doubtful accounts as this balance was deemed fully collectible. There were no accounts receivable as of December 31, 2018.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of payments primarily related to insurance and short-term deposits. Prepaid expenses are initially recorded upon payment and are expensed as goods or services are received.

Inventory

Inventory

Inventory consists of raw materials to be used in the assembly of the Company’s products, work-in-progress and finished goods. Inventory is stated at the lower of cost or net realizable value under the first-in, first-out (FIFO) method. As of December 31, 2017, the Company’s inventory included approximately $213,000 of raw materials, approximately $30,000 of work-in-progress, and approximately $177,000 of finished goods and was classified as Assets Held for Sale (See Note 9). There was no inventory balance as of December 31, 2018.

Intangible Assets

Intangible Assets

Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives of 11 years. The useful life of the intangible asset is evaluated each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life.

Intangible Assets in the amount of approximately $447,000 consisting of the patent acquired in the BDDI acquisition were classified as Assets Held for Sale as of December 31, 2017. (See Note 9.)

Intangible assets consist of the following at December 31, 2018 (in thousands).

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)
Patents and merger costs	$22,003	$(3,534)	$18,469	11
Total	$22,003	$(3,534)	$18,469

Future amortization expense for intangible assets over their remaining useful lives is as follows (in thousands).

Year ending December 31	Patents and trademarks
2019	$1,944
2020	1,944
2021	1,944
2022	1,944
2023	1,944
2024 and thereafter	8,749
Total	$18,469

Amortization expense for the years ended December 31, 2018 and 2017, was $1.9 million and $1.7 million, respectively.

Business Combinations

Business Combinations

For business combinations the Company utilizes the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. These standards require that the total cost of an acquisition be allocated to the tangible and intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The allocation of the purchase price is dependent upon certain valuations and other studies. Acquisition costs are expensed as incurred.

The Company recognizes separately from goodwill the fair value of assets acquired and the liabilities assumed. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the acquisition date fair values of the assets acquired, and liabilities assumed. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company’s estimates are subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may retroactively record adjustments to the fair value of the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of operations.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost net of accumulated depreciation and amortization calculated using the straight-line method over the estimated useful lives of the assets, generally between three and five years. Leasehold improvements are amortized on a straight-line basis over the lesser of their useful life or the remaining term of the lease. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.

Certain property and equipment were classified as Assets Held for Sale as of December 31, 2017. (See Note 9.)

Equity Method Investment

Equity Method Investment

Equity method investments are equity securities in investees not controlled by the Company, but over which the Company has the ability to exercise significant influence. The Company’s equity method investment is measured at fair value minus impairment, if any, plus or minus the Company’s share of equity method investee income or loss.

The Company’s equity method investment in Capnia, Inc. is classified as Minority interest investment in former subsidiary in the consolidated balance sheet as of December 31, 2018 and was initially measured at fair value. (See Note 9.) The Company expects to divest of its investment within one year of the balance sheet date.

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company evaluates assets for potential impairment by comparing estimated future undiscounted net cash flows to the carrying amount of the asset. If the carrying amount of the assets exceeds the estimated future undiscounted cash flows, impairment is measured based on the difference between the carrying amount and the fair value of the assets.

Research and Development

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs consist primarily of salaries and benefits, consultant fees, prototype expenses, certain facility costs and other costs associated with clinical trials, net of reimbursed amounts.

Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed to research and development costs when incurred.

Certain Research and Development expenses are reported as Discontinued Operations. (See Note 9.)

Change in Fair Value of Contingent Consideration

Change in fair value of contingent consideration

The Company recorded the value of contingent future consideration to be paid for the acquisition of Essentialis as a liability in March 2017 at the date of the acquisition. The changes in value of the liability for the contingent consideration since the acquisition date are recorded as operating expense in the consolidated statements of operations.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recorded based on the estimated future tax effects of differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts recorded for income tax purposes. A valuation allowance is provided against the Company’s deferred income tax assets when their realization is not reasonably assured.

The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized tax benefit is still appropriate. The recognition and measurement of tax benefits requires significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.

The loss from discontinued operations is reported net of the related effect for income taxes in the statements of operations.

Convertible Preferred Stock and Other Hybrid Instruments

Convertible Preferred Stock and other Hybrid Instruments

The Company’s convertible preferred stock was classified as permanent equity on its consolidated balance sheet in accordance with authoritative guidance for the classification and measurement of hybrid securities and distinguishing liability from equity instruments. The preferred stock is not redeemable at the option of the holder.

Further, the Company evaluated its Series A and Series B Convertible Preferred Stock and determined that it is considered an equity host under ASC 815, Derivatives and Hedging. In making this determination, the Company’s analysis followed the whole instrument approach which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company’s analysis was based on a consideration of the economic characteristics and risks of each series of preferred stock. More specifically, the Company evaluated all of the stated and implied substantive terms and features, including (i) whether the preferred stock included redemption features, (ii) how and when any redemption features could be exercised, (iii) whether the holders of preferred stock were entitled to dividends, (iv) the voting rights of the preferred stock and (v) the existence and nature of any conversion rights. As a result of the Company’s conclusion that the preferred stock represents an equity host, the conversion feature of all series of preferred stock is considered to be clearly and closely related to the associated preferred stock host instrument. Accordingly, the conversion feature in the preferred stock is not considered an embedded derivative that requires bifurcation.

Common Stock Purchase Warrants and Other Derivative Financial Instruments

Common Stock Purchase Warrants and Other Derivative Financial Instruments

The Company classifies common stock purchase warrants and other free standing derivative financial instruments as equity if the contracts (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (iii) contain reset provisions as either an asset or a liability. The Company assesses classification of its freestanding derivatives at each reporting date to determine whether a change in classification between equity and liabilities is required. The Company determined that certain freestanding derivatives, which principally consist of Series A, Series C, the 2017 PIPE Warrants and 2018 PIPE Warrants, do not satisfy the criteria for classification as equity instruments due to the existence of certain cash settlement features that are not within the sole control of the Company or variable settlement provision that cause them to not be indexed to the Company’s own stock.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation costs related to stock options granted to employees and directors are measured at the date of grant based on the estimated fair value of the award. We estimate the grant date fair value, and the resulting stock-based compensation expense, using the Black-Scholes option-pricing model. The grant date fair value of stock-based awards is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award. Stock options we grant to employees generally vest over four years.

The Black-Scholes option-pricing model requires the use of highly subjective assumptions to estimate the fair value of stock-based awards. If we had made different assumptions, our stock-based compensation expense, net loss and net loss per share of common stock could have been significantly different. These assumptions include:

•	Expected volatility: The Company calculates the estimated volatility rate based on the volatilities of common stock of comparable companies in its industry.
•

Expected term: The Company does not believe it is able to rely on its historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term for use in estimating the fair value-based measurement of our options. Therefore, the Company has opted to use the “simplified method” for estimating the expected term of options.

•	Risk-free rate: The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected time to liquidity.
•

Expected divided yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, it used an expected dividend yield of zero.

The Company accounts for forfeitures as they occur.

Recent Accounting Standards

Recent Accounting Standards

Recently Adopted Accounting Standards

In November 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or the ASU 2016-18, “Statement of Cash Flows: Restricted Cash”, which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. These standards are effective for financial statements issued for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company adopted these standards in the first quarter of 2018 utilizing the retrospective transition method. There was no material impact on the Company’s consolidated financial statements resulting from the adoption of this guidance.

In May 2017, the FASB issued ASU 2017-09, “Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting”, which clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The standard is effective beginning after December 15, 2017 and early adoption is permitted. The Company adopted the standard in the first quarter of 2018. The adoption did not have a material impact on the Company’s consolidated financial position and results of operations.

In March 2018, the FASB issued ASU 2018-05, “Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118”, to add various SEC paragraphs pursuant to the issuance of SEC Staff Accounting Bulletin No. 118, or SAB 118, to ASC 740 “Income Taxes”. SAB 118 was issued by the SEC in December 2017 to provide immediate guidance for accounting implications of U.S. tax reform under the “Tax Cuts and Jobs Act”, or the Tax Act, which became effective for the Company on January 1, 2018. The Company has adopted ASU 2018-09, and adoption of this ASU has no significant impact on its consolidated financial statements.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU 2016-02: “Leases (Topic 842)”. ASU 2016-02 provides new comprehensive lease accounting guidance that supersedes existing lease guidance. Upon adoption of ASU 2016-02, the Company will be required to recognize most leases on its balance sheet at the beginning of the earliest comparative period presented with a corresponding adjustment to stockholders’ equity. ASU 2016-02 requires the Company to capitalize most current operating lease obligations as right-of-use assets with a corresponding liability based on the present value of future operating lease obligations. Criteria for distinguishing leases between finance and operating are substantially similar to criteria for distinguishing between capital leases and operating leases in existing lease guidance. Lease agreements that are 12 months or less are permitted to be excluded from the balance sheet. Topic 842 includes a number of optional practical expedients that the Company may elect to apply. Expanded disclosures with additional qualitative and quantitative information will also be required. The adoption will include updates as provided under ASU 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842, ASU 2018-10, Codification Improvements to Topic 842, Leases and ASU 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. Topic 842 is effective for public entities with fiscal years beginning after December 15, 2018 and for all other entities for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. As the Company is an emerging growth company and elected to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act, Topic 842 will be effective for the Company beginning in fiscal 2020, although early adoption is permitted. The Company is currently evaluating the potential impact of adoption of this standard on its consolidated financial statements and the additional transition method under ASU 2018-11, which allows the Company to recognize Topic 842’s cumulative effect within retained earnings in the period of adoption.

In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features; (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception”, (ASU 2017-11). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable noncontrolling interests. The amendments in Part II of this update do not have an accounting effect. The amendments in Part I of ASU 2017-11 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. As the Company is an emerging growth company and elected to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act, this ASU 2017-11 will be effective for the Company beginning in fiscal 2020, although early adoption is permitted. The Company is currently assessing the potential impact of adopting ASU 2017-11 on its consolidated financial statements and related disclosures.

In February 2018, the FASB issued ASU 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”, or ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Act and requires certain disclosures about stranded tax effects. ASU 2018-02 is effective for the Company beginning in 2019, with early adoption permitted, and shall be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the corporate income tax rate in the Tax Act is recognized. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, “Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”, to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. This ASU is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. As the Company is an emerging growth company and elected to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act, this ASU 2018-07 will be effective for the Company beginning in fiscal 2020. Early adoption is permitted, including in an interim period. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. This ASU is effective for the Company beginning in 2020. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Company has not yet evaluated the impact of adoption of this ASU on its consolidated financial statements disclosures.

In August 2018, SEC adopted the final rule under SEC Release No. 33-10532, “Disclosure Update and Simplification”, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of stockholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. This final rule is effective on November 5, 2018. The Company plans to apply the new guidance to its consolidated financial statements during the first quarter of 2019.

In October 2018, the FASB issued ASU 2018-17, "Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities”, which modifies the guidance related to indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interest. This ASU is effective for public business entities for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

Patents [Member]
Intangible Assets

Patent

On May 11, 2010, the Company entered into an Asset Purchase Agreement with BioMedical Drug Development, Inc., or BDDI, pursuant to which BDDI agreed to sell certain technology to us and BDDI received and was entitled to receive, among other consideration, certain royalty payments related to the technology. In June 2015, the Company and BDDI amended the BDDI Asset Purchase Agreement, pursuant to which the Company committed to pay aggregate cash payments of $450,000 and issued 8,000 shares of common stock to an affiliate of BDDI. Under the original Asset Purchase Agreement dated June 11, 2010, the Company purchased a patent for Breath End Tidal Gas Monitor. The patent was issued on June 19, 2003 and expires on August 1, 2027. The Company capitalized the fair value of the patent purchased as an intangible asset on its consolidated balance sheet and amortized the fair value over the remaining useful life of the patent.

The BDDI patent is reported as an Intangible Asset and classified as Assets Held for Sale as of December 31, 2017. (See Note 9.)

In March 2017, the Company completed the acquisition of Essentialis, Inc., a Delaware corporation, or Essentialis in accordance with the Merger Agreement by and between Soleno Therapeutics and Essentialis dated December 22, 2016. The merger transaction has been accounted for as an asset acquisition under the acquisition method of accounting and accordingly, the value of asset acquired in the amount of $22.0 million was assigned to the identifiable intangible asset relating to the patent for DCCR, which patent expires in June 2028.